Average Annual Total Returns - LVIP Vanguard Bond Allocation Fund	Standard Class 1 year	Standard Class 5 years	Standard Class Since Inception	Standard Class Inception Date	Service Class 1 year	Service Class 5 years	Service Class Since Inception	Service Class Inception Date	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) 1 year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) 5 years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	5.68%	3.58%	2.98%	May 02, 2011	5.42%	3.32%	2.72%	May 02, 2011	7.51%	4.44%	3.79%